Equity Incentive Plans (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Equity Incentive Plans [Abstract]
Outstanding at beginning of period		1,992,000
Granted	1,777,500
Exercised
Cancelled/Forfeited	(26,500)
Outstanding at end of period	1,751,000	1,992,000
Vested during the year
Non vested at December 31, 2012	1,751,000
Outstanding at beginning of period, Weighted Average Exercise Price		$ 11.07
Granted, Weighted Average Exercise Price	$ 10.10
Exercised, Weighted Average Exercise Price
Cancelled, Weighted Average Exercise Price	$ 10
Forfeited, Weighted Average Exercise Price
Outstanding at end of period, Weighted Average Exercise Price	$ 10.10	$ 11.07
Vested during the year, Weighted Average Exercise Price
Non vested at December 31, 2012, Weighted Average Exercise Price	$ 10.10